Financial assets - Narrative (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 1,428,757		€ 1,296,387
Impairment loss (reversal)	6,571	€ 6,524
Financial assets at amortised cost
Debt Instruments
Exposure in impaired assets purchased with impairment	1,356,910		1,223,969
Previously written-off assets recovered	843	845
Impairment loss (reversal)	6,551	€ 6,469
Financial instruments purchased credit impaired
Debt Instruments
Exposure in impaired assets purchased with impairment	859		€ 315
Financial instruments purchased credit impaired | Business combinations carried out
Debt Instruments
Other provisions	70
Financial instruments purchased credit impaired | TSB Banking Group Limited
Debt Instruments
Exposure in impaired assets purchased with impairment	€ 493